Quarterly Report
September 30, 2020
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.0%
Asset-Backed & Securitized – 5.0%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.202% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$1,422,086	$1,403,437
BBCMS Mortgage Trust 2017-C1,“A-4”, 3.674%, 2/15/2050	500,000	571,349
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	1,283,582	1,328,602
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	269,239	275,931
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	403,746	455,797
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.006%, 12/15/2072 (i)(n)	4,452,108	291,727
Commercial Mortgage Pass-Through Certificates, 2020-BN28 ,“A4”, 1.844%, 3/15/2063	390,781	401,303
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,673,093
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,582,320
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	159,078
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.295% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,537,212	1,518,981
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,147,210
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	119,544	120,006
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	741,658	828,507
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,489,774	1,462,246
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.771% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,545,068
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	470,002
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.03%, 12/15/2051 (i)	6,228,524	353,861
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.075% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	511,519	506,771
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.603% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	680,583	665,426
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.475% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,312,873
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,133,267	1,292,645
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,537,516	1,694,827
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.119%, 1/15/2052 (i)(n)	3,717,690	233,454
		$22,294,514
Automotive – 0.3%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$415,790
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	801,000	830,356
		$1,246,146
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$608,671
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$98,000	$99,419
Howard University, Washington D.C., 2.801%, 10/01/2023	108,000	110,528
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	93,000	91,906
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	119,000	121,658
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	147,000	150,796
		$574,307
Major Banks – 0.1%
UBS Group AG, 3.491%, 5/23/2023 (n)	$565,000	$589,257
Medical & Health Technology & Services – 0.9%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$2,012,000	$2,612,548
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	879,000	1,072,555
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	289,821
		$3,974,924
Mortgage-Backed – 56.6%
Fannie Mae, 5%, 12/01/2020 - 3/01/2041	$4,084,318	$4,688,612
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	576,796	671,172
Fannie Mae, 2.56%, 10/01/2021	218,400	220,674
Fannie Mae, 5.5%, 5/01/2022 - 3/01/2038	5,804,161	6,803,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.152%, 1/25/2023	$951,692	$971,982
Fannie Mae, 2.73%, 4/01/2023	472,164	493,721
Fannie Mae, 2.41%, 5/01/2023	595,951	619,238
Fannie Mae, 2.55%, 5/01/2023	512,278	534,069
Fannie Mae, 2.59%, 5/01/2023	327,407	341,682
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	10,522,719	11,764,870
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	18,208,322	19,605,629
Fannie Mae, 2.28%, 11/01/2026	253,013	271,097
Fannie Mae, 2.584%, 12/25/2026	1,032,000	1,123,534
Fannie Mae, 3.146%, 3/25/2028	1,276,000	1,455,360
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	21,927,200	24,099,741
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	19,028,281	20,322,103
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	542,631	629,032
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	3,919,341	4,123,004
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	573,323	59,717
Fannie Mae, 3%, 2/25/2033 (i)	560,076	60,650
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,243,340	1,278,404
Fannie Mae, 1.75%, 10/25/2041	1,553,878	1,591,250
Fannie Mae, 2.75%, 9/25/2042	631,989	664,813
Fannie Mae, TBA, 2%, 10/01/2035 - 11/01/2050	7,175,000	7,424,003
Fannie Mae, TBA, 2.5%, 10/01/2035 - 11/01/2050	12,025,000	12,597,200
Fannie Mae, TBA, 3%, 10/01/2035 - 10/01/2050	5,950,000	6,234,291
Fannie Mae, TBA, 1.5%, 11/01/2035	525,000	536,791
Fannie Mae, TBA, 3.5%, 10/01/2050	1,675,000	1,766,013
Freddie Mac, 3.034%, 10/25/2020	3,576	3,576
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	1,771,278	2,047,009
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	2,143,400	2,470,068
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	1,274,699	1,486,792
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	1,805,862	2,014,637
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,411,689
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,113,363
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,711,647
Freddie Mac, 3.06%, 7/25/2023	326,000	346,693
Freddie Mac, 1.022%, 4/25/2024 (i)	15,395,173	375,631
Freddie Mac, 0.732%, 7/25/2024 (i)	17,388,524	311,881
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,843,987
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,237,133
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,286,818
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,441,441
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,671,304	1,821,710
Freddie Mac, 3.01%, 7/25/2025	904,000	996,576
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	24,585,687	26,513,370
Freddie Mac, 1.481%, 3/25/2027 (i)	1,030,000	83,492
Freddie Mac, 0.711%, 7/25/2027 (i)	29,874,088	1,071,213
Freddie Mac, 0.564%, 8/25/2027 (i)	24,869,906	677,297
Freddie Mac, 3.187%, 9/25/2027	3,000,000	3,445,073
Freddie Mac, 0.427%, 1/25/2028 (i)	42,683,061	904,800
Freddie Mac, 0.434%, 1/25/2028 (i)	17,581,387	383,072
Freddie Mac, 0.269%, 2/25/2028 (i)	49,732,049	557,864
Freddie Mac, 2.5%, 3/15/2028	182,837	190,498
Freddie Mac, 0.262%, 4/25/2028 (i)	31,972,280	335,159
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	18,455,011	19,922,416
Freddie Mac, 3.926%, 7/25/2028	1,439,000	1,730,363
Freddie Mac, 3.92%, 9/25/2028	325,000	392,411
Freddie Mac, 1.218%, 7/25/2029 (i)	4,434,350	373,110
Freddie Mac, 1.269%, 8/25/2029 (i)	7,712,763	679,046
Freddie Mac, 1.916%, 4/25/2030 (i)	1,602,831	246,642
Freddie Mac, 1.985%, 4/25/2030 (i)	4,034,514	642,847
Freddie Mac, 1.765%, 5/25/2030 (i)	2,174,913	313,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.906%, 5/25/2030 (i)	$4,905,689	$756,426
Freddie Mac, 1.436%, 6/25/2030 (i)	1,983,331	232,630
Freddie Mac, 1.6%, 9/25/2030 (i)	1,814,781	256,948
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	330,186	378,089
Freddie Mac, 5.5%, 2/15/2036 (i)	144,997	28,226
Freddie Mac, 4.5%, 12/15/2040 (i)	60,171	5,756
Freddie Mac, 1.75%, 8/15/2041	448,782	459,652
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	620,000	661,210
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,150,440	1,345,542
Ginnie Mae, 5.706%, 8/20/2034	407,131	469,787
Ginnie Mae, 5.878%, 1/20/2039	546,284	638,919
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	1,235,205	1,346,550
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	3,059,409	3,436,031
Ginnie Mae, 3.5%, 10/20/2041 (i)	237,585	19,617
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	3,873,304	4,217,626
Ginnie Mae, 4%, 8/16/2042 (i)	265,450	37,287
Ginnie Mae, 2.25%, 9/20/2043	451,034	459,380
Ginnie Mae, 3%, 4/20/2045 - 9/20/2050	9,151,817	9,676,131
Ginnie Mae, 5.87%, 4/20/2058	18,504	21,605
Ginnie Mae, 0.636%, 2/16/2059 (i)	1,596,039	78,418
Ginnie Mae, TBA, 2%, 10/01/2050	2,625,000	2,727,129
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 11/01/2050	2,125,000	2,231,114
Ginnie Mae, TBA, 3%, 10/01/2050	450,000	471,173
Ginnie Mae, TBA, 3.5%, 10/01/2050 - 11/01/2050	350,000	368,595
Ginnie Mae, TBA, 4%, 10/01/2050	250,000	265,620
		$252,924,057
Municipals – 2.6%
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	$565,000	$566,429
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	800,000	811,688
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	855,000	907,223
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	825,000	930,023
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	4,114,000	4,013,289
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	960,000	1,269,965
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	745,000	755,676
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	690,000	693,271
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	1,480,000	1,483,138
		$11,430,702
Supranational – 0.4%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,674,303
U.S. Government Agencies and Equivalents – 7.3%
AID Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,436,043
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,941,663
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	21,197,329
Small Business Administration, 6.35%, 4/01/2021	10,690	10,763
Small Business Administration, 6.34%, 5/01/2021	17,005	17,181
Small Business Administration, 6.44%, 6/01/2021	20,854	21,157
Small Business Administration, 6.625%, 7/01/2021	25,103	25,465
Small Business Administration, 6.07%, 3/01/2022	24,230	24,787
Small Business Administration, 4.98%, 11/01/2023	55,249	57,884
Small Business Administration, 4.77%, 4/01/2024	140,628	146,697
Small Business Administration, 5.52%, 6/01/2024	67,068	70,977
Small Business Administration, 4.99%, 9/01/2024	10,774	11,344
Small Business Administration, 5.11%, 4/01/2025	94,434	99,661
Small Business Administration, 2.21%, 2/01/2033	628,150	653,895
Small Business Administration, 2.22%, 3/01/2033	1,031,962	1,074,963
Small Business Administration, 3.15%, 7/01/2033	930,456	999,991

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.16%, 8/01/2033	$521,689	$561,209
Small Business Administration, 3.62%, 9/01/2033	340,582	377,616
Tennessee Valley Authority, 0.75%, 5/15/2025	707,000	719,912
		$32,448,537
U.S. Treasury Obligations – 20.3%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$182,130
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,397,829
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,517,134
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,556,322
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	457,457
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	2,038,525
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	11,099,551
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	17,684,668
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	25,974,960
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	3,864,114
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	5,899,410	6,491,886
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,833,470
U.S. Treasury Notes, 2%, 8/15/2025	438,000	474,665
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	3,138,734
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	4,101,625
		$90,813,070
Utilities - Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,566,378
Total Bonds		$420,144,866
Investment Companies (h) – 13.1%
Money Market Funds – 13.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	58,594,084	$58,594,084

Other Assets, Less Liabilities – (7.1)%		(31,591,330)
Net Assets – 100.0%		$447,147,620
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,594,084 and $420,144,866, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,617,695, representing 2.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	120	$21,153,750	December – 2020	$27,754
U.S. Treasury Note 10 yr	Long	USD	228	31,813,125	December – 2020	43,879
U.S. Treasury Note 2 yr	Long	USD	73	16,130,148	December – 2020	4,305
U.S. Treasury Ultra Bond	Short	USD	8	1,774,500	December – 2020	4,953
						$80,891
At September 30, 2020, the fund had liquid securities with an aggregate value of $436,638 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$123,261,607	$—	$123,261,607
Non - U.S. Sovereign Debt	—	1,674,303	—	1,674,303
Municipal Bonds	—	11,430,702	—	11,430,702
U.S. Corporate Bonds	—	5,573,692	—	5,573,692
Residential Mortgage-Backed Securities	—	252,924,057	—	252,924,057
Commercial Mortgage-Backed Securities	—	15,007,218	—	15,007,218
Asset-Backed Securities (including CDOs)	—	7,287,296	—	7,287,296
Foreign Bonds	—	2,985,991	—	2,985,991
Mutual Funds	58,594,084	—	—	58,594,084
Total	$58,594,084	$420,144,866	$—	$478,738,950
Other Financial Instruments
Futures Contracts – Assets	$80,891	$—	$—	$80,891
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,152,047	$147,221,395	$94,776,588	$296	$(3,066)	$58,594,084
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$79,585	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.